Organization and Principal Activities - Schedule of Subsidiaries, VIE and VIE's Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2015
Variable Interest Entity [Line Items]
Date of Incorporation	Nov. 23, 2011
Momo HK [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Dec. 05, 2011
Place of Incorporation	Hong Kong
Percentage of economic ownership	100.00%
Beijing Momo IT [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Mar. 09, 2012
Place of Incorporation	PRC
Percentage of economic ownership	100.00%
Momo BVI [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Mar. 05, 2014
Place of Incorporation	BVI
Percentage of economic ownership	100.00%
Momo US [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Mar. 07, 2014
Place of Incorporation	US
Percentage of economic ownership	100.00%
VIE "Beijing Momo" [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Jul. 07, 2011	[1]
Place of Incorporation	PRC	[1]
Chengdu Momo [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	May 09, 2013	[1]
Place of Incorporation	PRC	[1]
Shanghai Momo [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Jan. 19, 2015	[1]
Place of Incorporation	PRC	[1]
Chengdu Biyou [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	Oct. 16, 2015	[1]
Place of Incorporation	PRC	[1]

[1]	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.